OTHER NON-CURRENT ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other non-current assets [Line Items]
Payments to Acquire Other Investments	¥ 0	$ 0	¥ 798	¥ 0
Shenyang K12 [Member]
Other non-current assets [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			10.00%
Payments to Acquire Other Investments			¥ 4,504